PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment, Cost	$ 46,884	$ 45,458
Accumulated depreciation	43,019	41,623
Depreciated cost	3,865	3,835
Computers and Peripheral Equipment [Member]
Property, plant and equipment, Cost	31,003	29,806
Accumulated depreciation	29,312	28,295
Office Furniture And Equipment [Member]
Property, plant and equipment, Cost	12,259	12,099
Accumulated depreciation	10,951	10,723
Leasehold Improvements [Member]
Property, plant and equipment, Cost	3,622	3,553
Accumulated depreciation	$ 2,756	$ 2,605